Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 09, 2012
Prospectus Date	rr_ProspectusDate	Jul. 01, 2011
Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock
Prospectus Supplement — March 9, 2012
to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Recovery and Infrastructure Fund	7/1/2011
The first sentence of the first paragraph under the caption “Principal Investment Strategies of the Fund” in the Summary and in the More Information about the Fund sections is hereby superseded and replaced with the following information:
The Fund generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the Investment Manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation).

The Non-Diversification Risk has been removed from the Principal Risks of Investing in the Fund in the Summary and in the More Information About the Fund sections of the prospectus.

Columbia Recovery and Infrastructure Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock
Prospectus Supplement — March 9, 2012
to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Recovery and Infrastructure Fund	7/1/2011
The first sentence of the first paragraph under the caption “Principal Investment Strategies of the Fund” in the Summary and in the More Information about the Fund sections is hereby superseded and replaced with the following information:
The Fund generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the Investment Manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation).

The Non-Diversification Risk has been removed from the Principal Risks of Investing in the Fund in the Summary and in the More Information About the Fund sections of the prospectus.